UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04700

                                      The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 6.7%, compared with total returns of 6.1% and 5.0% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 10.9%. The Fund’s NAV per share was $6.08, while the price of the publicly traded shares closed at $5.97 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

	Average Annual Returns through March 31, 2017 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	6.67%	17.26%	12.27%	7.29%	9.10%	9.82%	10.29%	10.77%
Investment Total Return (c)	10.88	22.06	11.95	6.84	7.42	9.76	10.11	10.47
S&P 500 Index	6.07	17.17	13.30	7.51	7.09	7.86	9.62	10.05(d)
Dow Jones Industrial Average	4.98	19.56	12.04	8.03	7.31	8.34	10.27	10.95(d)
Nasdaq Composite Index	10.13	22.93	15.38	10.60	9.23	9.16	9.55	9.70(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

(e)	From September 30, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2017 (Unaudited)

	Shares	Ownership at March 31, 2017
NET PURCHASES
Common Stocks
Advance Auto Parts Inc.	5,000	10,000
Akorn Inc.	21,483	71,098
Armstrong Flooring Inc.	120,000	162,500
Ascena Retail Group Inc.	130,000	130,000
BioScrip Inc.	95,278	2,936,551
Bioverativ Inc.(a)	3,500	3,500
Blackhawk Network Holdings Inc.	16,300	32,600
Bristol-Myers Squibb Co.	20,000	96,300
Builders FirstSource Inc.	25,000	25,000
Comcast Corp., Cl. A(b)	80,000	160,000
Contax Participacoes SA	354	2,004
Daseke Inc.	15,000	15,000
Donnelley Financial Solutions, Inc.	10,000	10,000
Edgewell Personal Care Co.	5,000	196,000
Enbridge Inc.	98,400	98,400
Endo International plc	784	55,784
Fiesta Restaurant Group Inc.	25,000	25,000
Freeport-McMoRan Inc.	30,000	80,000
Griffon Corp.(c)	39,105	65,478
H&R Block Inc.	2,000	68,000
Hertz Global Holdings Inc.	20,000	320,000
Hewlett Packard Enterprise Co.	13,000	35,000
Incyte Corp.	3,000	3,000
Inventure Foods Inc.	180,492	363,839
J.C. Penney Co. Inc.	50,000	100,000
Jason Industries Inc.	122,500	365,385
Live Nation Entertainment Inc.	10,000	10,000
Loral Space & Communications Inc.	1,000	22,000
Macquarie Infrastructure Corp.	2,000	25,300
MGM Resorts International	58,425	133,425
Marathon Petroleum Corp.	5,000	22,000
Mondelēz International Inc., Cl. A	7,000	330,000
Mueller Industries Inc.	159,900	200,000
Mueller Water Products Inc., Cl. A	6,000	6,000
Newell Brands Inc.	21,500	21,500
Nexstar Media Group Inc.(d)	17,376	17,376
Och-Ziff Capital Management Group LLC, Cl. A	110,000	160,000
Pandora Media Inc.	16,000	36,000
Roper Technologies Inc.	2,250	2,250
Stericycle Inc.	3,000	7,000
The Central Europe, Russia, and Turkey Fund Inc.(e)	1,333	90,302
The Madison Square Garden Co., Cl. A	999	103,200
The New Germany Fund Inc.(f)	7,784	143,158
Tootsie Roll Industries Inc.(g)	3,868	132,809
Twitter Inc.	5,000	55,000
Waddell & Reed Financial Inc., Cl. A	10,000	130,000
Welbilt Inc.	4,000	4,000
Zayo Group Holdings Inc.	4,000	19,000

	Shares	Ownership at March 31, 2017
Rights
Media General Inc., expire 12/31/17(d)	139,123	139,123
Warrants
Daseke Inc., expire 09/11/20	15,000	15,000
NET SALES
Common Stocks
Adient plc	(1)	31,349
Alere Inc.	(25,000)	40,000
Allergan plc	(4,500)	10,000
AMC Networks Inc., Cl. A	(4,000)	253,600
AMETEK Inc.	(2,000)	418,000
Apple Inc.	(1,000)	10,000
Ascent Capital Group Inc., Cl. A	(3,000)	7,000
Blucora Inc.	(32,500)	32,500
Cable One Inc.	(300)	1,300
Calamos Asset Management Inc., Cl. A	(10,000)	-
Canadian Solar Inc.	(40,000)	30,000
CBS Corp.,Cl. A	(4,199)	243,300
CLARCOR Inc.	(96,900)	-
Contax Participacoes SA	(354)	-
CST Brands Inc.	(10,000)	50,500
DigitalGlobe Inc.	(4,000)	16,000
Dr Pepper Snapple Group Inc.	(3,000)	82,400
EchoStar Corp., Cl. A	(19,848)	50,200
Energizer Holdings Inc.	(22,000)	146,000
Ferro Corp.	(15,000)	442,000
General Motors Co.	(4,000)	91,746
Gogo Inc.	(55,000)	135,000
Grupo Televisa SAB	(5,000)	533,000
H.B. Fuller Co.	(4,000)	35,000
Hennessy Capital Acquisition Corp. II	(20,000)	-
Honeywell International Inc.	(3,000)	326,000
Internap Corp.	(437,500)	562,500
Liberty Expedia Holdings Inc., Cl. A	(2,000)	24,642
Liberty Media Corp.-Liberty SiriusXM, Cl. A	(2,000)	75,000
Marriott International, Inc., Cl. A	(8,200)	15,000
Media General Inc.(d)	(139,123)	-
Meredith Corp.	(14,000)	82,300
Methanex Corp.	(15,000)	5,000
NCR Corp.	(11,000)	21,000
Penske Automotive Group Inc.	(3,000)	12,000
Quinpario Acquisition Corp. 2	(4,547)	10,453
Rolls-Royce Holdings plc, Cl. C	(55,614,000)	-
Spectra Energy Corp.	(100,000)	-
The Boeing Co.	(12,500)	42,500
The Interpublic Group of Companies Inc.	(4,000)	290,000
Time Warner Inc.	(4,000)	200,800
Vivendi SA	(25,000)	245,000
Xylem Inc.	(4,000)	270,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2017 (Unaudited)

	Shares	Ownership at March 31, 2017
Convertible Corporate Bonds
Griffon Corp.	(2,000,000)	-

(a)	Spin-off - 0.5 shares of Bioverativ Inc. for every 1 share of Biogen Inc. held. 1,100 shares were sold after the spin-off.
(b)	Stock Split - 2 shares for every 1 share held.
(c)	Conversion - 19.5528 new common Shares and $1.250 cash for each $1,000 Principal amount of bonds held.
(d)	Merger - 0.1249 shares of Nexstar Media Group Inc. and 1 Media General Inc. Right for every 1 share held of Media General Inc. held.
(e)	Stock dividend - 0.015 Shares for every 1 share held.
(f)	Stock dividend - 0.0575 shares for every 1 share held.
(g)	Stock dividend - 0.03 new shares for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.2%
	Food and Beverage — 11.8%
3,000	Ajinomoto Co. Inc.	$59,189
106,200	Brown-Forman Corp., Cl. A	4,998,834
35,950	Brown-Forman Corp., Cl. B	1,660,171
63,800	Campbell Soup Co.	3,651,912
65,000	Chr. Hansen Holding A/S	4,172,020
15,000	Coca-Cola European Partners plc	565,350
135,000	Conagra Brands Inc.	5,445,900
30,000	Constellation Brands Inc., Cl. A	4,862,100
18,000	Crimson Wine Group Ltd.†	180,000
201,500	Danone SA	13,705,904
652,800	Davide Campari-Milano SpA	7,569,967
171,000	Diageo plc, ADR	19,764,180
82,400	Dr Pepper Snapple Group Inc.	8,068,608
80,000	Flowers Foods Inc.	1,552,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	6,745,224
55,000	General Mills Inc.	3,245,550
1,848,400	Grupo Bimbo SAB de CV, Cl. A	4,595,763
41,300	Heineken NV	3,515,906
11,000	Ingredion Inc.	1,324,730
363,839	Inventure Foods Inc.†	1,608,168
105,000	ITO EN Ltd.	3,833,872
27,800	Kellogg Co.	2,018,558
64,000	Kerry Group plc, Cl. A	5,064,670
86,666	Lamb Weston Holdings Inc.	3,645,172
9,700	LVMH Moet Hennessy Louis Vuitton SE	2,130,134
45,000	Maple Leaf Foods Inc.	1,092,304
330,000	Mondelēz International Inc., Cl. A	14,216,400
70,000	Morinaga Milk Industry Co. Ltd.	519,357
41,000	Nestlé SA	3,145,660
190,000	PepsiCo Inc.	21,253,400
39,200	Pernod Ricard SA	4,637,692
26,000	Post Holdings Inc.†	2,275,520
40,000	Remy Cointreau SA	3,916,021
55,000	The Kraft Heinz Co.	4,994,550
104,600	The Coca-Cola Co.	4,439,224
32,000	The Hain Celestial Group Inc.†	1,190,400
3,000	The J.M. Smucker Co.	393,240
57,000	The WhiteWave Foods Co.†	3,200,550
132,809	Tootsie Roll Industries Inc.	4,960,425
50,000	Tyson Foods Inc., Cl. A	3,085,500
341,000	Yakult Honsha Co. Ltd.	18,929,130

		206,234,055

	Financial Services — 9.6%
417,000	American Express Co.(a)	32,988,870
25,000	American International Group Inc.	1,560,750
14,520	Argo Group International Holdings Ltd.	984,456
72,000	Banco Santander SA, ADR	437,040
116	Berkshire Hathaway Inc., Cl. A†	28,982,600
32,600	Blackhawk Network Holdings Inc.†	1,323,560

Shares		Market Value
12,800	CIT Group Inc.	$549,504
88,000	Citigroup Inc.	5,264,160
9,000	Cullen/Frost Bankers Inc.	800,730
16,000	Deutsche Bank AG†	274,560
8,000	Financial Engines Inc.	348,400
50,000	Fortress Investment Group LLC, Cl. A	397,500
68,000	H&R Block Inc.	1,581,000
40,000	Interactive Brokers Group Inc., Cl. A	1,388,800
340,100	Janus Capital Group Inc.	4,489,320
61,400	JPMorgan Chase & Co.	5,393,376
29,800	Kinnevik AB, Cl. A	888,614
125,000	Legg Mason Inc.	4,513,750
88,000	Leucadia National Corp.	2,288,000
14,000	Loews Corp.	654,780
125,000	Marsh & McLennan Companies Inc.	9,236,250
9,000	Moody’s Corp.	1,008,360
160,000	Och-Ziff Capital Management Group LLC, Cl. A	361,600
20,000	PayPal Holdings Inc.†	860,400
10,453	Quinpario Acquisition Corp. 2†	109,391
105,300	S&P Global Inc.	13,766,922
124,100	State Street Corp.	9,879,601
17,000	SunTrust Banks Inc.	940,100
103,400	T. Rowe Price Group Inc.	7,046,710
210,500	The Bank of New York Mellon Corp.	9,941,915
20,000	The Charles Schwab Corp.	816,200
12,300	The Dun & Bradstreet Corp.	1,327,662
10,000	The PNC Financial Services Group Inc.	1,202,400
13,000	W. R. Berkley Corp.	918,190
130,000	Waddell & Reed Financial Inc., Cl. A	2,210,000
235,000	Wells Fargo & Co.	13,080,100

		167,815,571

	Entertainment — 7.3%
30,812	Charter Communications Inc., Cl. A†	10,085,384
41,600	Discovery Communications Inc., Cl. A†	1,210,144
235,800	Discovery Communications Inc., Cl. C†	6,675,498
533,000	Grupo Televisa SAB, ADR	13,826,020
10,700	Liberty Media Corp.- Liberty Braves, Cl. A†	256,158
73,758	Liberty Media Corp.- Liberty Braves, Cl. C†	1,744,377
48,641	Lions Gate Entertainment Corp., Cl. B†	1,185,867
10,000	Live Nation Entertainment Inc.†	303,700
24,000	Pinnacle Entertainment Inc.†	468,480
103,200	The Madison Square Garden Co, Cl. A†	20,610,072
200,800	Time Warner Inc.	19,620,168
40,000	Tokyo Broadcasting System Holdings Inc.	714,273
560,200	Twenty-First Century Fox Inc., Cl. A	18,144,878
370,000	Twenty-First Century Fox Inc., Cl. B	11,758,600
70,000	Universal Entertainment Corp.	2,238,390
279,521	Viacom Inc., Cl. A	13,626,649

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
245,000	Vivendi SA	$4,763,410

		127,232,068

	Equipment and Supplies — 5.7%
418,000	AMETEK Inc.	22,605,440
7,000	Amphenol Corp., Cl. A	498,190
94,000	CIRCOR International Inc.	5,587,360
337,800	Donaldson Co. Inc.	15,376,656
207,000	Flowserve Corp.	10,022,940
37,400	Franklin Electric Co. Inc.	1,610,070
240,000	IDEX Corp.	22,442,400
43,000	Ingersoll-Rand plc	3,496,760
40,100	Mueller Industries Inc.	1,372,623
6,000	Mueller Water Products Inc., Cl. A	70,920
13,000	Sealed Air Corp.	566,540
45,000	Tenaris SA, ADR	1,536,300
10,000	The Greenbrier Companies Inc.	431,000
4,000	The Manitowoc Co. Inc.†	22,800
80,000	The Timken Co.	3,616,000
59,600	The Weir Group plc	1,431,475
125,000	Watts Water Technologies Inc., Cl. A	7,793,750
4,000	Welbilt Inc.†	78,520

		98,559,744

	Diversified Industrial — 4.9%
500	Acuity Brands Inc.	102,000
160,000	Ampco-Pittsburgh Corp.	2,248,000
173,100	Crane Co.	12,953,073
153,000	General Electric Co.	4,559,400
132,000	Greif Inc., Cl. A	7,271,880
10,000	Greif Inc., Cl. B	653,000
65,478	Griffon Corp.	1,614,033
326,000	Honeywell International Inc.	40,707,620
117,000	ITT Inc.	4,799,340
11,000	Jardine Strategic Holdings Ltd.	462,000
40,000	Kennametal Inc.	1,569,200
50,000	Myers Industries Inc.	792,500
85,000	Park-Ohio Holdings Corp.	3,055,750
9,666	Rayonier Advanced Materials Inc.	130,008
30,000	Rexnord Corp.†	692,400
15,000	ServiceMaster Global Holdings Inc.†	626,250
15,000	Sulzer AG	1,569,410
100,000	Toray Industries Inc.	886,553
12,000	Tredegar Corp.	210,600
46,000	Trinity Industries Inc.	1,221,300

		86,124,317

	Health Care — 4.9%
6,000	Agilent Technologies Inc.	317,220
71,098	Akorn Inc.†	1,712,040
40,000	Alere Inc.†	1,589,200

Shares		Market Value
10,000	Allergan plc	$2,389,200
34,000	Amgen Inc.	5,578,380
17,000	Baxter International Inc.	881,620
10,000	Becton, Dickinson and Co.	1,834,400
9,200	Biogen Inc.†	2,515,464
2,936,551	BioScrip Inc.†	4,992,137
3,500	Bioverativ Inc.†	190,610
270,000	Boston Scientific Corp.†	6,714,900
96,300	Bristol-Myers Squibb Co.	5,236,794
15,000	DaVita Inc.†	1,019,550
55,784	Endo International plc†	622,549
20,000	Express Scripts Holding Co.†	1,318,200
17,500	Globus Medical Inc., Cl. A†	518,350
28,000	Henry Schein Inc.†	4,759,160
3,000	Incyte Corp.†	401,010
46,800	Indivior plc	188,865
37,000	Johnson & Johnson	4,608,350
25,000	Mead Johnson Nutrition Co.	2,227,000
10,000	Medtronic plc	805,600
95,200	Merck & Co. Inc.	6,049,008
84,000	Novartis AG, ADR	6,238,680
1,500	Shire plc, ADR	261,345
15,000	Teva Pharmaceutical Industries Ltd., ADR	481,350
74,000	UnitedHealth Group Inc.	12,136,740
4,000	Waters Corp.†	625,240
268,000	William Demant Holding A/S†	5,599,346
8,600	Zimmer Biomet Holdings Inc.	1,050,146
35,000	Zoetis Inc.	1,867,950

		84,730,404

	Consumer Services — 4.1%
20,000	eBay Inc.†	671,400
43,000	IAC/InterActiveCorp.†	3,169,960
24,642	Liberty Expedia Holdings Inc., Cl. A†	1,120,718
225,200	Liberty Interactive Corp. QVC Group, Cl. A†	4,508,504
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	296,100
45,398	Liberty Ventures, Cl. A†	2,019,303
1,605,000	Rollins Inc.	59,593,650
5,500	TripAdvisor Inc.†	237,380

		71,617,015

	Consumer Products — 4.1%
125,000	Avon Products Inc.†	550,000
14,100	Christian Dior SE	3,276,131
28,000	Church & Dwight Co. Inc.	1,396,360
65,600	Coty Inc., Cl. A	1,189,328
196,000	Edgewell Personal Care Co.†	14,335,440
146,000	Energizer Holdings Inc.	8,139,500
2,100	Givaudan SA	3,782,159
90,000	Hanesbrands Inc.	1,868,400
23,800	Harley-Davidson Inc.	1,439,900
1,270	Hermes International	601,684
5,000	Mattel Inc.	128,050

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
11,000	National Presto Industries Inc.	$1,124,200
21,500	Newell Brands Inc.	1,014,155
10,000	Oil-Dri Corp. of America	372,700
46,800	Reckitt Benckiser Group plc	4,272,189
27,600	Svenska Cellulosa AB, Cl. B	890,159
816,900	Swedish Match AB	26,574,674

		70,955,029

	Energy and Utilities — 4.0%
11,000	ABB Ltd., ADR	257,400
39,000	Anadarko Petroleum Corp.	2,418,000
59,000	Apache Corp.	3,032,010
80,000	BP plc, ADR	2,761,600
30,000	Canadian Solar Inc.†	368,100
16,000	CMS Energy Corp.	715,840
185,100	ConocoPhillips	9,230,937
204,000	El Paso Electric Co.	10,302,000
98,400	Enbridge Inc.	4,117,056
24,000	Eversource Energy	1,410,720
57,600	Exxon Mobil Corp.	4,723,776
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	9,664,844
4,000	Marathon Oil Corp.	63,200
22,000	Marathon Petroleum Corp.	1,111,880
20,000	Murphy USA Inc.†	1,468,400
25,000	National Fuel Gas Co.	1,490,500
13,500	NextEra Energy Inc.	1,732,995
1,000	Niko Resources Ltd., OTC†	67
3,000	Niko Resources Ltd., Toronto†	203
32,400	Oceaneering International Inc.	877,392
15,100	Phillips 66	1,196,222
120,000	Rowan Companies plc, Cl. A†	1,869,600
20,000	RPC Inc.	366,200
15,000	Southwest Gas Holdings Inc.	1,243,650
101,000	The AES Corp.	1,129,180
35,000	Weatherford International plc†	232,750
162,000	Westar Energy Inc.	8,791,740

		70,576,262

	Automotive: Parts and Accessories — 3.8%
31,349	Adient plc	2,278,132
107,600	BorgWarner Inc.	4,496,604
240,900	Dana Inc.	4,651,779
12,500	Delphi Automotive plc	1,006,125
241,400	Genuine Parts Co.	22,307,774
365,385	Jason Industries Inc.†	540,770
185,000	Modine Manufacturing Co.†	2,257,000
73,000	O’Reilly Automotive Inc.†	19,698,320
111,000	Standard Motor Products Inc.	5,454,540
73,000	Superior Industries International Inc.	1,850,550

Shares		Market Value
14,000	Visteon Corp.†	$1,371,300

		65,912,894

	Cable and Satellite — 3.5%
253,600	AMC Networks Inc., Cl. A†	14,881,248
1,300	Cable One Inc.	811,811
160,000	Comcast Corp., Cl. A	6,014,400
60,400	DISH Network Corp., Cl. A†	3,834,796
50,200	EchoStar Corp., Cl. A†	2,858,890
21,712	Liberty Global plc LiLAC, Cl. A†	482,875
42,918	Liberty Global plc LiLAC, Cl. C†	988,831
427,890	Rogers Communications Inc., New York, Cl. B	18,921,296
19,310	Rogers Communications Inc., Toronto, Cl. B	853,801
108,800	Scripps Networks Interactive Inc., Cl. A	8,526,656
120,000	Shaw Communications Inc., New York, Cl. B	2,486,400
40,000	Shaw Communications Inc., Toronto, Cl. B	829,266

		61,490,270

	Telecommunications — 3.2%
133,000	AT&T Inc.	5,526,150
55,400	BCE Inc.	2,452,558
914,200	BT Group plc, Cl. A	3,644,659
135,000	Cincinnati Bell Inc.†	2,389,500
100,000	Deutsche Telekom AG, ADR	1,755,000
135,000	Gogo Inc.†	1,485,000
32,001	Harris Corp.	3,560,751
36,000	Hellenic Telecommunications Organization SA	337,963
15,000	Hellenic Telecommunications Organization SA, ADR	69,525
264,732	Koninklijke KPN NV	797,263
7,040,836	LIME†	68,686
22,000	Loral Space & Communications Inc.†	866,800
22,000	Oi SA, ADR†	27,720
31,053	Sprint Corp.†	269,540
21,000	Telecom Argentina SA, ADR	465,990
570,000	Telecom Italia SpA†	512,610
70,000	Telefonica Brasil SA, ADR	1,039,500
595,739	Telefonica SA, ADR	6,666,319
563,700	Telephone & Data Systems Inc.	14,943,687
105,000	Telesites SAB de CV†	68,141
25,000	TELUS Corp.	811,558
125,000	Verizon Communications Inc.	6,093,750
48,027	Vodafone Group plc, ADR	1,269,354
19,000	Zayo Group Holdings Inc.†	625,100

		55,747,124

	Business Services — 3.2%
14,334	Allegion plc	1,085,084
7,500	Aramark	276,525
7,000	Ascent Capital Group Inc., Cl. A†	98,910
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	949,850
2,004	Contax Participacoes SA†	4,174
90,000	Diebold Nixdorf Inc.	2,763,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
16,000	DigitalGlobe Inc.†	$524,000
10,000	Donnelley Financial Solutions, Inc.†	192,900
3,000	Edenred	70,889
160,000	G4S plc	610,011
16,000	Jardine Matheson Holdings Ltd.	1,028,000
88,000	Landauer Inc.	4,290,000
25,300	Macquarie Infrastructure Corp.	2,038,674
289,000	MasterCard Inc., Cl. A	32,503,830
7,000	Stericycle Inc.†	580,230
290,000	The Interpublic Group of Companies Inc.	7,125,300
10,000	Vectrus Inc.†	223,500
12,800	Visa Inc., Cl. A	1,137,536

		55,502,413

	Retail — 3.0%
10,000	Advance Auto Parts Inc.	1,482,600
130,000	Ascena Retail Group Inc.†	553,800
95,300	AutoNation Inc.†	4,030,237
38,000	Costco Wholesale Corp.	6,372,220
50,500	CST Brands Inc.	2,428,545
118,900	CVS Health Corp.	9,333,650
4,000	Denny’s Corp.†	49,480
25,000	Fiesta Restaurant Group Inc.†	605,000
320,000	Hertz Global Holdings Inc.†	5,612,800
22,100	HSN Inc.	819,910
100,000	J.C. Penney Co. Inc.†	616,000
326,000	Macy’s Inc.	9,662,640
12,000	Penske Automotive Group Inc.	561,720
33,300	Sally Beauty Holdings Inc.†	680,652
17,000	The Cheesecake Factory Inc.	1,077,120
3,000	Tiffany & Co.	285,900
17,000	United Natural Foods Inc.†	734,910
52,000	Walgreens Boots Alliance Inc.	4,318,600
32,000	Wal-Mart Stores Inc.	2,306,560
55,000	Whole Foods Market Inc.	1,634,600

		53,166,944

	Broadcasting — 2.6%
243,300	CBS Corp., Cl. A, Voting	17,125,887
2,000	Cogeco Inc.	89,574
17,334	Corus Entertainment Inc., OTC, Cl. B	169,873
6,666	Corus Entertainment Inc., Toronto, Cl. B	65,465
16,000	Gray Television Inc.†	232,000
19,250	Liberty Broadband Corp., Cl. A†	1,637,983
66,192	Liberty Broadband Corp., Cl. C†	5,718,989
19,250	Liberty Media Corp.- Liberty Formula One, Cl. A†	629,475
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,784,337
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,919,000

Shares		Market Value
158,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	$6,127,240
292,400	MSG Networks Inc., Cl. A†	6,827,540
17,376	Nexstar Media Group Inc.	1,218,926
36,000	Pandora Media Inc.†	425,160
85,200	Television Broadcasts Ltd.	344,242

		45,315,691

	Electronics — 2.4%
20,000	Bel Fuse Inc., Cl. A	442,800
4,000	Emerson Electric Co.	239,440
4,000	Hitachi Ltd., ADR	217,300
32,500	Integrated Device Technology Inc.†	769,275
54,000	Intel Corp.	1,947,780
345,490	Johnson Controls International plc	14,552,039
34,170	Koninklijke Philips NV	1,097,199
2,400	Mettler-Toledo International Inc.†	1,149,384
40,000	TE Connectivity Ltd.	2,982,000
240,000	Texas Instruments Inc.	19,334,400

		42,731,617

	Machinery — 2.3%
12,800	Caterpillar Inc.	1,187,328
60,092	CNH Industrial NV	579,287
225,000	Deere & Co.(a)	24,493,500
2,250	Roper Technologies Inc.	464,603
270,000	Xylem Inc.	13,559,400

		40,284,118

	Specialty Chemicals — 2.3%
12,320	AdvanSix Inc.†	336,582
10,000	Ashland Global Holdings Inc.	1,238,100
30,000	Chemtura Corp.†	1,002,000
20,000	E. I. du Pont de Nemours and Co.	1,606,600
442,000	Ferro Corp.†	6,713,980
8,000	FMC Corp.	556,720
35,000	H.B. Fuller Co.	1,804,600
73,000	International Flavors & Fragrances Inc.	9,674,690
5,000	Methanex Corp.	234,500
250,000	OMNOVA Solutions Inc.†	2,475,000
177,800	Sensient Technologies Corp.	14,092,428
18,000	SGL Carbon SE†	183,191
2,000	The Chemours Co.	77,000

		39,995,391

	Aerospace and Defense — 2.0%
275,000	Aerojet Rocketdyne Holdings Inc.†	5,967,500
1,246,553	BBA Aviation plc	4,755,690
35,800	Kaman Corp.	1,723,054
17,500	Northrop Grumman Corp.	4,162,200
1,209,000	Rolls-Royce Holdings plc	11,421,237
42,500	The Boeing Co.	7,516,550

		35,546,231

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.7%
16,000	Accor SA	$666,539
45,000	Belmond Ltd., Cl. A†	544,500
90,000	Genting Singapore plc	65,625
8,000	Hyatt Hotels Corp., Cl. A†	431,840
20,000	ILG Inc.	419,200
9,095	International Game Technology plc	215,551
579,400	Ladbrokes Coral Group plc	937,900
34,000	Las Vegas Sands Corp.	1,940,380
4,569,500	Mandarin Oriental International Ltd.	5,940,350
15,000	Marriott International, Inc., Cl. A	1,412,700
70,000	MGM China Holdings Ltd.	145,918
133,425	MGM Resorts International	3,655,845
188,800	Ryman Hospitality Properties Inc.	11,673,504
200,000	The Hongkong & Shanghai Hotels Ltd.	234,704
4,000	Wyndham Worldwide Corp.	337,160
6,000	Wynn Resorts Ltd.	687,660

		29,309,376

	Environmental Services — 1.6%
35,000	Pentair plc	2,197,300
230,800	Republic Services Inc.	14,496,548
157,400	Waste Management Inc.	11,477,608

		28,171,456

	Aviation:Parts and Services — 1.5%
41,666	Arconic Inc.	1,097,482
15,000	B/E Aerospace Inc.	961,650
256,300	Curtiss-Wright Corp.	23,389,938
25,500	KLX Inc.†	1,139,850

		26,588,920

	Computer Software and Services — 1.1%
4,000	Alphabet Inc., Cl. C†	3,318,240
32,500	Blucora Inc.†	562,250
6,000	Check Point Software Technologies Ltd.†	615,960
4,733	CommerceHub Inc., Cl. A†	73,267
13,466	CommerceHub Inc., Cl. C†	209,127
35,000	Hewlett Packard Enterprise Co.	829,500
562,500	Internap Corp.†	2,092,500
23,000	InterXion Holding NV†	909,880
21,000	NCR Corp.†	959,280
20,900	Rockwell Automation Inc.	3,254,339
55,000	Twitter Inc.†	822,250
15,000	VeriFone Systems Inc.†	280,950
130,000	Yahoo! Inc.†	6,033,300

		19,960,843

	Telecommunication Services — 1.1%
151,505	Liberty Global plc, Cl. A†	5,434,484
382,893	Liberty Global plc, Cl. C†	13,416,571

		18,851,055

Shares		Market Value
	Wireless Communications — 1.0%
105,000	America Movil SAB de CV, Cl. L, ADR	$1,487,850
93,000	Millicom International Cellular SA, SDR	5,186,242
150,000	NTT DoCoMo Inc.	3,492,994
46,075	Tim Participacoes SA, ADR	736,279
35,000	T-Mobile US Inc.†	2,260,650
104,600	United States Cellular Corp.†	3,904,718

		17,068,733

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	9,208,000
16,000	Monsanto Co.	1,811,200
12,800	Syngenta AG, ADR	1,132,800
10,000	The Mosaic Co.	291,800

		12,443,800

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	1,587,256
13,888	Alcoa Corp.	477,747
54,000	Barrick Gold Corp.	1,025,460
30,000	Cliffs Natural Resources Inc.†	246,300
80,000	Freeport-McMoRan Inc.†	1,068,800
4,800	Materion Corp.	161,040
50,000	New Hope Corp. Ltd.	67,996
143,600	Newmont Mining Corp.	4,733,056
130,000	TimkenSteel Corp.†	2,458,300
140,000	Turquoise Hill Resources Ltd.†	429,800
15,000	Vale SA, ADR	142,500

		12,398,255

	Communications Equipment — 0.7%
10,000	Apple Inc.	1,436,600
390,000	Corning Inc.	10,530,000

		11,966,600

	Automotive — 0.7%
91,746	General Motors Co.	3,244,138
158,000	Navistar International Corp.†	3,889,960
69,000	PACCAR Inc.	4,636,800

		11,770,898

	Building and Construction — 0.7%
162,500	Armstrong Flooring Inc.†	2,993,250
18,000	Assa Abloy AB, Cl. B	370,219
25,000	Builders FirstSource Inc.†	372,500
80,000	Fortune Brands Home & Security Inc.	4,868,000
53,000	Herc Holdings Inc.†	2,591,170
45,000	Layne Christensen Co.†	397,800

		11,592,939

	Publishing — 0.6%
1,100	Graham Holdings Co., Cl. B	659,505
82,300	Meredith Corp.	5,316,580
125,000	News Corp., Cl. A	1,625,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
146,600	News Corp., Cl. B	$1,979,100
40,000	The E.W. Scripps Co., Cl. A†	937,600

		10,517,785

	Transportation — 0.5%
15,000	Daseke Inc.†	151,800
131,200	GATX Corp.	7,997,952

		8,149,752

	Real Estate — 0.4%
40,000	Forest City Realty Trust Inc., Cl. A	871,200
56,000	Griffin Industrial Realty Inc.	1,733,200
265,000	The St. Joe Co.†	4,518,250

		7,122,650

	Closed-End Funds — 0.3%
4,285	Royce Global Value Trust Inc.	37,665
30,000	Royce Value Trust Inc.	420,000
90,302	The Central Europe, Russia, and Turkey Fund Inc.	1,890,021
143,158	The New Germany Fund Inc.	2,114,444

		4,462,130

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	1,091,250
30,000	Nobility Homes Inc.	474,750
42,000	Skyline Corp.†	395,640

		1,961,640

	Real Estate Investment Trusts — 0.1%
15,000	Gaming and Leisure Properties Inc.	501,300
29,000	Rayonier Inc.	821,860

		1,323,160

	TOTAL COMMON STOCKS	1,713,197,150

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,039,920

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., expire 12/31/17†	237,900

	Financial Services — 0.0%
16,000	Deutsche Bank AG, expire 04/06/17†	37,760

	TOTAL RIGHTS	275,660

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	278

Shares		Market Value
	Transportation — 0.0%
15,000	Daseke Inc., expire 09/11/20†	$16,800

	TOTAL WARRANTS	17,078

Principal Amount
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$200,000	Mueller Industries Inc., 6.000%, 03/01/27	$199,500

	U.S. GOVERNMENT OBLIGATIONS — 1.7%
29,434,000	U.S. Treasury Bills, 0.526% to 0.909%††, 04/20/17 to 09/28/17	29,358,058

	TOTAL INVESTMENTS — 100.0% (Cost $1,035,568,483)	$1,744,087,366

	Aggregate tax cost	$1,047,164,831

	Gross unrealized appreciation	$750,208,206
	Gross unrealized depreciation	(53,285,671)

	Net unrealized appreciation/depreciation	$696,922,535

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
(235)	S&P 500 E-Mini Futures(b)	06/16/17	$34,893

(a)	Securities, or a portion thereof, with a value of $29,480,200 were pledged as collateral for futures contracts.
(b)	At March 31, 2017, all of the futures contracts sold were held at UBS Securities LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

North America	82.7%	$1,442,213,827
Europe	13.3	232,022,469
Latin America	2.2	38,313,070
Japan	1.8	30,891,058
Asia/Pacific	0.0	646,942

Total Investments	100.0%	$1,744,087,366

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$70,576,195	$67	$0	$70,576,262
Manufactured Housing and Recreational Vehicles	1,486,890	474,750	—	1,961,640
Other Industries (a)	1,640,659,248	—	—	1,640,659,248
Total Common Stocks	1,712,722,333	474,817	0	1,713,197,150
Convertible Preferred Stocks (a)	1,039,920	—	—	1,039,920
Corporate Bonds (a)	—	199,500	—	199,500
Rights (a)	37,760	—	237,900	275,660
Warrants (a)	17,078	—	—	17,078
U.S. Government Obligations	—	29,358,058	—	29,358,058
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,713,817,091	$30,032,375	$237,900	$1,744,087,366

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Net Unrealized Appreciation):
EQUITY CONTRACTS
Index Futures Contracts - Short Position	$34,893	—	—	$34,893

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2017, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at March 31, 2017 are presented in the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.